Shareholder Report, Line Graph (Details) 191905_Aptus Large Cap Enhanced Yield ETF_TF_TSR Annual {TF} - USD ($)				12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Jun. 13, 2023	Apr. 30, 2026
Aptus Large Cap Enhanced Yield ETF
Account Value [Line Items]
Line Graph and Table Measure Name				Aptus Large Cap Enhanced Yield ETF NAV
Accumulated Value	$ 12,753	$ 11,463	$ 10,000	$ 17,082
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 TR
Accumulated Value	$ 13,091	$ 11,678	$ 10,000	$ 17,156